Leases	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Leases
14.	Leases

As of March 31, 2024 and 2025, the Company has operating leases recorded on its consolidated balance sheet for certain office spaces and facilities that expire on various dates through 2028. The Company does not plan to cancel the existing lease agreements for its existing facilities prior to their respective expiration dates. When determining the lease term, the Company considers options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option. All of the Company’s leases qualify as operating leases.

	As of March 31,	As of March 31,
	2024	2025
	RMB	RMB

Assets
Operating lease right-of-use assets	8,951	3,084

Liabilities
Operating lease liabilities, current	5,613	1,714
Operating lease liabilities, non-current	3,115	851
Total operating lease liabilities	8,728	2,565
Weighted average remaining lease term (years)	1.65	1.42
Weighted average discount rate	4.93%	4.59%

Information related to operating lease activity during the years ended March 31, 2023, 2024 and 2025 are as follows:

	Year ended March 31, 2023	Year ended March 31, 2024	Year ended March 31, 2025
	RMB	RMB	RMB

Operating lease right-of-use assets obtained in exchange for lease obligations	8,384	4,545	3,635

Operating lease related expenses
Amortization of right-of-use assets	24,597	17,948	9,502
Interest of lease liabilities	1,777	199	318
	26,374	18,147	9,820
	Year ended March 31, 2023	Year ended March 31, 2024	Year ended March 31, 2025
	RMB	RMB	RMB

Operating lease payments (included in measurement of lease liabilities)	26,397	17,977	10,114

Maturities of lease liabilities were as follows:

Year ended March 31, 2025
RMB
For the year ending March 31,
2026	2,333
2027	822
2028	45
Total lease payments	3,200
Less: imputed interest	(635)
Total	2,565